UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  712 5th Avenue, 11th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar           New York, New York          August 15, 2005
--------------------          ------------------          ----------------
     [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      113

Form 13F Information Table Value Total:  $56,569
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  WASHINGTON ASSET MANAGEMENT LTD
                                                        FORM 13-F 30-Jun-05
COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                      VALUE       SHRS OR  SH/ PUT  INVESTMENT  OTHER       VOTING AUTHORITY
DESCRIPTION                      OF CLASS        CUSIP      (X$1,000)   PRN AMT  PRN CALL DISCRETN    MGRS      SOLE    SHARED  NONE
ADVANCED DIGITAL INFORMATION     COM             007525108    149        19,600   SH        SOLE      NONE      19,600
AFFORDABLE RESIDENTIAL CMTYS     COM             008273104  1,083        81,100   SH        SOLE      NONE      81,100
AK STL HLDG CORP                 COM             001547108    244        38,046   SH        SOLE      NONE      38,046
AMEGY BANC CORPORATION           COM             02343R102    783        35,000   SH        SOLE      NONE      35,000
ARMOR  HOLDING INC               COM             042260109  1,909        48,200   SH        SOLE      NONE      48,200
BAKER MICHAEL CORP               COM             057149106    179        10,000   SH        SOLE      NONE      10,000
BANK MUTUAL CORP NEW             COM             063750103    429        38,800   SH        SOLE      NONE      38,800
BRUKER BIO SCIENCES CORP         COM             116794108     44        10,931   SH        SOLE      NONE      10,931
BRUSHWELL ENGINEERED MATLS INC   COM             117421107    322        22,554   SH        SOLE      NONE      22,554
CALGON CARBON CORP               COM             129603106    727        82,178   SH        SOLE      NONE      82,178
CAMCO FINL CORP                  COM             132618109    555        40,810   SH        SOLE      NONE      40,810
CANDIES IN                       COM             137409108     92        13,800   SH        SOLE      NONE      13,800
CAREMARK RX INC                  COM             141705103    223         5,000   SH        SOLE      NONE       5,000
CENDANT CORP                     COM             151313103    226        10,102   SH        SOLE      NONE      10,102
CHARMING SHOPPES INC             COM             161133103    140        15,000   SH        SOLE      NONE      15,000
CHESAPEAK ENERGY CORP            COM             165167107  1,044        45,794   SH        SOLE      NONE      45,794
NN INC                           COM             629337106    372        29,355   SH        SOLE      NONE      29,355
COBIZ INC                        COM             190897108    359        19,800   SH        SOLE      NONE      19,800
COLDWATER CREEK INC              COM             193068103    249        10,000   SH        SOLE      NONE      10,000
COMMERCIAL CAP BANCORP INC       COM             20162L105  1,209        72,373   SH        SOLE      NONE      72,373
CSK AUTO CORP                    COM             125965103    425        25,500   SH        SOLE      NONE      25,500
DIAGEO PLC                       SPON ADR NEW    25243Q205    564         9,515   SH        SOLE      NONE       9,515
DONNELLEY RR & SONS CO           COM             257867101    518        15,000   SH        SOLE      NONE      15,000
ECHOSTAR COMMUNICATIONS NEW      CL A            278762109    302        10,011   SH        SOLE      NONE      10,011
ENDOLOGIX INC                    COM             29266S106    200        44,448   SH        SOLE      NONE      44,448
FOOT LOCKER INC                  COM             344849104    544        20,000   SH        SOLE      NONE      20,000
FOSTER L B CO                    COM             350060109    272        29,300   SH        SOLE      NONE      29,300
FOSTER WHEELER LTD               SHR NEW         G36535139    826        42,025   SH        SOLE      NONE      42,025
GAMESTOP CORP                    CLA             36466R101    327        10,000   SH        SOLE      NONE      10,000
GENESIS HEALTHCARE CORP          COM             37184D101    231         5,000   SH        SOLE      NONE       5,000
GENCORP INC                      COM             368682100    289        15,000   SH        SOLE      NONE      15,000
GLOBAL INDS LTD                  COM             379336100    881       103,638   SH        SOLE      NONE     103,638
GOODYEAR TIRE AND RUBR CO        COM             382550101    671        45,000   SH        SOLE      NONE      45,000
GOOGLE INC                       CL A            38259P508    510         1,735   SH        SOLE      NONE       1,735
GREAT ATLANTIC AND PAC TEA INC   COM             390064103    712        24,500   SH        SOLE      NONE      24,500
GTECH HLDGS CORP                 COM             400518106    608        20,800   SH        SOLE      NONE      20,800
GYMBOREE CORP                    COM             403777105    166        12,119   SH        SOLE      NONE      12,119
HARRAHS ENTMT INC                COM             413619107    721        10,000   SH        SOLE      NONE      10,000
HOLLYWD MEDIA CORP               COM             436233100     54        12,542   SH        SOLE      NONE      12,542
HONEYWELL INTL INC               COM             438516106    549        15,000   SH        SOLE      NONE      15,000
INFRASOURCE SVCS INC             COM             45684P102    135        13,000   SH        SOLE      NONE      13,000
INPUT OUTPUT INC                 COM             457652105    124        19,800   SH        SOLE      NONE      19,800
INTEGRATED ELECTRICAL SVC        COM             45811E103     63        32,200   SH        SOLE      NONE      32,200
INTEROIL CORP                    COM             460951106  1,372        50,482   SH        SOLE      NONE      50,482
ISHARES TR                       NASDQ BIO INDX  464287556    217         3,200   SH        SOLE      NONE       3,200
JACUZZI BRANDS INC               COM             469865109    161        15,000   SH        SOLE      NONE      15,000
KB HOME                          COM             48666K109    229         3,000   SH        SOLE      NONE       3,000
KITTY HAWK INC                   COM NEW         498326206    103        94,800   SH        SOLE      NONE      94,800
KNBT BANCORP                     COM             482921103  1,197        79,353   SH        SOLE      NONE      79,353
KOHLS CORP                       COM             500255104    559        10,000   SH        SOLE      NONE      10,000
LCC INTL INC                     CL A            501810105    625       173,266   SH        SOLE      NONE     173,266
LIFEPOINT HOSPITALS INC          COM             53219L109    316         6,250   SH        SOLE      NONE       6,250
LNB BANCORP INC                  COM             502100100    259        15,000   SH        SOLE      NONE      15,000
LODGIAN INC                      COM PAR $.01    54021P403  1,019        99,228   SH        SOLE      NONE      99,228
LSB INDS INC                     COM             502160104    183        25,200   SH        SOLE      NONE      25,200
MARTEK BIOSCIENCES CORP          COM             572901106    266         7,000   SH        SOLE      NONE       7,000
MARVELL TECHNOLOGY GROUP         ORD             G5876H105    570        15,000   SH        SOLE      NONE      15,000
MAX RE CAPITAL LTD HAMILTON      SHS             G6052F103  1,614        70,500   SH        SOLE      NONE      70,500
MEADOW VY CORP                   COM             583185103     68        10,100   SH        SOLE      NONE      10,100
MESABI TR                        CTF BEN INT     590672101  1,008        72,545   SH        SOLE      NONE      72,545
MFRI INC                         COM             552721102    270        39,741   SH        SOLE      NONE      39,741
MICROSOFT CORP                   COM             594918104    621        25,000   SH        SOLE      NONE      25,000
MONARCH COMMUNITY BANCORP        COM             609045109    268        22,030   SH        SOLE      NONE      22,030
NATIONAL CITY CORP               COM             635405103    341        10,000   SH        SOLE      NONE      10,000
NEW YORK CMNTY BANCORP INC       COM             649445103    728        40,184   SH        SOLE      NONE      40,184
NEWS CORP                        CLA             65248E104  1,393        86,106   SH        SOLE      NONE      86,106
NORTHWEST BANCORP INC PA         COM             667328108    993        46,713   SH        SOLE      NONE      46,713
OFFICE DEPOT INC                 COM             676220106    685        30,000   SH        SOLE      NONE      30,000
OMI CORP NEW                     COM             Y6476W104    821        43,193   SH        SOLE      NONE      43,193
OREGON STL MLS INC               COM             686079104  1,231        71,534   SH        SOLE      NONE      71,534
PACIFIC MERCANTILE BANCORP       COM             694552100    142        10,000   SH        SOLE      NONE      10,000
PACIFIC PREMIER BANCORP          COM             69478X105    321        30,000   SH        SOLE      NONE      30,000
PARTNERS FINL GROUP INC          COM             70213F102  1,326       124,198   SH        SOLE      NONE     124,198
PATTERSON UTI ENERGY INC         COM             703481101    696        25,000   SH        SOLE      NONE      25,000
PENNEY JC INC                    COM             708160106    263         5,000   SH        SOLE      NONE       5,000
PENWEST PHARMACEUTICALS CO       COM             709754105  1,277       108,000   SH        SOLE      NONE     108,000
PERINI CORP                      COM             713839108    230        14,000   SH        SOLE      NONE      14,000
PHARMACEUTICAL HLDRS TR          DEPOSITRY RCPT  71712A206    367         5,000   SH        SOLE      NONE       5,000
PINNACLE ENTMT INC               COM             723456109    391        20,000   SH        SOLE      NONE      20,000
PIONEER COS INC                  COM NEW         723643300    137         6,250   SH        SOLE      NONE       6,250
RADIO ONE INC                    CL D NON VTG    75040P405    400        31,300   SH        SOLE      NONE      31,300
RITE AID CORP                    COM             767754104    105        25,000   SH        SOLE      NONE      25,000
RURAL/METRO CORP                 COM             781748108    259        30,000   SH        SOLE      NONE      30,000
SENOMYX INC                      COM             81724Q107    248        15,000   SH        SOLE      NONE      15,000
SHAW GROUP INC                   COM             820280105    215        10,000   SH        SOLE      NONE      10,000
SHILOH INDS INC                  COM             824543102    302        24,656   SH        SOLE      NONE      24,656
SIFCO INDS INC                   COM             826546103    144        39,400   SH        SOLE      NONE      39,400
SIPEX CORP                       CPM             829909100     56        32,000   SH        SOLE      NONE      32,000
SIRVA INC                        COM             82967Y104    215        25,300   SH        SOLE      NONE      25,300
SPARTAN STORES INC               COM             846822104    293        20,000   SH        SOLE      NONE      20,000
SPRINT CORP                      COM FON         852061100    376        15,000   SH        SOLE      NONE      15,000
ST PAUL TRAVELERS INC            COM             792860108    593        15,000   SH        SOLE      NONE      15,000
SUN BANCORP INC                  COM             86663B102  1,000        48,371   SH        SOLE      NONE      48,371
SUNOCO LOGISTICS PRTNRS LP       COM UNITS       86764L108    231         6,100   SH        SOLE      NONE       6,100
SUPERIOR ENERGY SVCS INC         COM             868157108    318        17,854   SH        SOLE      NONE      17,854
SYMANTEC CORP                    COM             871503108    544        25,000   SH        SOLE      NONE      25,000
SYNIVERSE HLDGS INC              COM             87163F106    350        25,000   SH        SOLE      NONE      25,000
SYNTROLEUM CORP                  COM             871630109    205        20,000   SH        SOLE      NONE      20,000
T HQ INC                         COM NEW         872443403    240         8,200   SH        SOLE      NONE       8,200
TAKE TWO INTERACTIVE SOFTWARE    COM             874054109    255        10,000   SH        SOLE      NONE      10,000
TEEKAY SHIPPING MARSHALL ISL     COM             Y8564W103    878        20,000   SH        SOLE      NONE      20,000
TIME WARNER INC                  COM             887317105    334        20,000   SH        SOLE      NONE      20,000
TRANSOCEAN INC                   ORD             G90078109    540        10,000   SH        SOLE      NONE      10,000
UNITED INDL CORP                 COM             910671106    354         9,900   SH        SOLE      NONE       9,900
UNITED STATES LIME AND MINERAL   COM             911922102    468        27,850   SH        SOLE      NONE      27,850
VISTACARE INC                    CL A            92839Y109    451        24,400   SH        SOLE      NONE      24,400
WASHINGTON MUT INC               COM             939322103    610        15,000   SH        SOLE      NONE      15,000
WEBMD CORP                       COM             94769M105    154        15,000   SH        SOLE      NONE      15,000
WELLCHOICE INC                   COM             949475107    590         8,500   SH        SOLE      NONE       8,500
WENDYS INTL INC                  COM             950590109  1,734        36,400   SH        SOLE      NONE      36,400
WHEELING PITTSBURGH CORP         COM NEW         963142302    250        16,261   SH        SOLE      NONE      16,261
WHITING PETE CORP NEW            COM             966387102    254         7,000   SH        SOLE      NONE       7,000
WIND RIVER SYSTEMS INC           COM             973149107  1,306        83,271   SH        SOLE      NONE      83,271

22042.0001 #589953